Leases - Schedule of Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating - 2022		$ 313	$ 348
Short-term - 2022
Finance - 2022
Total lease payments - 2022		313	348
Operating - 2023		293	304
Short-term - 2023		0	0
Finance - 2023		0	0
Total lease payments - 2023		293	304
Operating - 2024		285	302
Short-term - 2024		0	0
Finance - 2024		0	0
Total lease payments - 2024		285	302
Operating - 2025		285	302
Short-term - 2025		0	0
Finance - 2025		0	0
Total lease payments - 2025		285	302
Operating - 2026 and beyond		442	771
Short-term - 2026 and beyond		0	0
Finance - 2026 and beyond		0	0
Total lease payments - 2026 and beyond		442	771
Operating - Total future minimum operating lease payments		1,618	2,027
Short-term - Total future minimum short-term lease payments			0
Finance - Total future minimum finance lease payments			0
Total Lease Payments - Total future minimum lease payments		1,618	2,027
Operating - Less effects of discounting		(306)	(251)
Short-term - Less effects of discounting		0	0
Finance - Less effects of discounting			0
Total lease payments - Less effects of discounting		(306)	(251)
Operating - Lease liabilities recognized		1,312	1,776
Short-term - Lease liabilities recognized		0	0
Finance - Lease liabilities recognized			0
Total Lease Payments - Lease liabilities recognized		1,312	1,776
Other Liabilities
Operating - Lease liabilities recognized		$ 1,312	$ 1,776
SEALS Corp
Operating - 2022	$ 164
Short-term - 2022
Finance - 2022
Total lease payments - 2022	164
Operating - 2023	318
Short-term - 2023	0
Finance - 2023	0
Total lease payments - 2023	318
Operating - 2024	293
Short-term - 2024	0
Finance - 2024	0
Total lease payments - 2024	293
Operating - 2025	289
Short-term - 2025	0
Finance - 2025	0
Total lease payments - 2025	289
Operating - 2026 and beyond	447
Short-term - 2026 and beyond	0
Finance - 2026 and beyond	0
Total lease payments - 2026 and beyond	447
Operating - Total future minimum operating lease payments	1,511
Short-term - Total future minimum short-term lease payments
Finance - Total future minimum finance lease payments
Total Lease Payments - Total future minimum lease payments	1,511
Operating - Less effects of discounting	(269)
Short-term - Less effects of discounting	0
Finance - Less effects of discounting
Total lease payments - Less effects of discounting	(269)
Operating - Lease liabilities recognized	1,242
Short-term - Lease liabilities recognized	0
Finance - Lease liabilities recognized
Total Lease Payments - Lease liabilities recognized	1,242
SEALS Corp | Other Liabilities
Operating - Lease liabilities recognized	$ 1,242